Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net loss	$ (18,169,070)	$ (5,952,875)	$ (16,322,779)
Other comprehensive income (loss) - net of income taxes
Exchange differences on translating foreign operations, continuing operations	(74,497)	3,109	(543,557)
Exchange differences on translating foreign operations, discontinued operations		171,690	218,675
Comprehensive loss	$ (18,243,567)	$ (5,778,076)	$ (16,647,661)